Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Available for sale securities	$ 303,628	$ 318,910
Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	303,628	318,910
Liabilities
Interest rate swap	390	750
Significant Other Observable Inputs (Level 2) [Member]
Assets
Available for sale securities	302,139	317,421
Liabilities
Interest rate swap	390	750
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	302,139	317,421
Liabilities
Interest rate swap	390	750
Significant Unobservable Inputs (Level 3) [Member]
Assets
Available for sale securities	1,489	1,489
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	$ 1,489	$ 1,489